Annual Total Returns- DWS Tax-Exempt Portfolio (DWS Tax Expt Cash Prmr Shrs) [BarChart] - DWS Tax Expt Cash Prmr Shrs - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Cash Premier Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.08%	0.03%	0.04%	0.03%	0.02%	0.38%	0.69%	1.23%	1.32%	0.47%